CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 575,871	$ 588,147	$ 538,543
Cost of revenues	412,457	390,924	326,057
Gross profit	163,414	197,223	212,486
Operating expenses:
Research and development	3,635	4,164	3,290
Marketing and selling	74,786	81,789	70,343
General and administrative	43,323	45,930	40,181
Legal settlements and loss contingencies, net	8,903	24,797	5,868
Total operating expenses	130,647	156,680	119,682
Operating income	32,767	40,543	92,804
Finance expenses, net	3,639	5,583	3,318
Income before taxes on income	29,128	34,960	89,486
Taxes on income	4,560	7,402	13,003
Net income	24,568	27,558	76,483
Net income attributable to non-controlling interest	163	1,356	1,887
Net income attributable to controlling interest	$ 24,405	$ 26,202	$ 74,596
Basic and Diluted net income per share of ordinary shares	$ 0.72	$ 0.73	$ 2.08
Weighted average number of ordinary shares used in computing basic income per share (in thousands)	34,358	34,334	34,706
Weighted average number of ordinary shares used in computing diluted income per share (in thousands)	34,409	34,386	34,764